Alkuri Merger and PIPE Transaction (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 03, 2021	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Number of securities called by warrants (in shares)			14,558,333
Conversion of warrant and rights, term	5 years	5 years
Share premium	$ 122,800
Assets acquired	5,300
Cash held in trust	36,400
Current liabilities	31,100
Recapitalization transaction expense	148,700		$ 148,722
PIPE Investors
Disclosure of detailed information about business combination [line items]
Share premium	224,200
Proceeds from exercise of warrants	$ 224,000
Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Reverse recapitalization, share price (in usd per share)	$ 10.00
Number of shares issued (in shares)	10,973,903
Converted warrants to purchase ordinary shares (in shares)	14,558,333	14,558,333
Redemption price, per share (in usd per share)	$ 1.00
Class A ordinary shares | PIPE Investors
Disclosure of detailed information about business combination [line items]
Issuance of private placement shares (in shares)	22,400,000
Private Placement Warrants
Disclosure of detailed information about business combination [line items]
Number of securities called by warrants (in shares)	5,933,333	5,933,333
Public Warrants
Disclosure of detailed information about business combination [line items]
Number of securities called by warrants (in shares)	8,625,000	8,625,000
Class B ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	38,800,000
Sponsor Earnout Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	1,293,750
Sponsor Earnout Shares | Milestone One
Disclosure of detailed information about business combination [line items]
Share issued, price per share (in usd per share)	$ 12.50
Sponsor Earnout Shares | Milestone Two
Disclosure of detailed information about business combination [line items]
Share issued, price per share (in usd per share)	15.00
Sponsor Earnout Shares | Milestone Three
Disclosure of detailed information about business combination [line items]
Share issued, price per share (in usd per share)	17.50
Sponsor Earnout Shares | Milestone Four
Disclosure of detailed information about business combination [line items]
Share issued, price per share (in usd per share)	$ 20.00